Condensed consolidated statement of profit or loss - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Continuing Operations [abstract]
Interest income using effective interest rate method	€ 25,066	€ 20,561
Other interest income	4,863	4,773
Total interest income	29,929	25,335
Interest expense using effective interest rate method	(17,515)	(12,310)
Other interest expense	(4,651)	(4,823)
Total interest expense	(22,166)	(17,133)
Net interest income 13	7,762	8,202
Net fee and commission income 14	1,998	1,807
Valuation results and net trading income	3,015	520
Investment income	24	16
Other net income 15	13	10
Income	12,812	10,555
Addition to loan loss provisions		250
Staff expenses	3,487	3,320
Other operating expenses 16	2,393	2,376
Total expenses	6,439	5,946
Result before tax	6,373	4,609
Taxation	1,798	1,303
Net result	4,575	3,306
Non-controlling interests	118	100
Shareholders of the parent	€ 4,456	€ 3,206
Earnings per ordinary share 17
Basic earnings per ordinary share (in EUR per share)	€ 1.35	€ 0.89
Diluted earnings per ordinary share (in EUR per share)	€ 1.35	€ 0.89